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Vedder Price                                   VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                                               222 NORTH LASALLE STREET
                                               CHICAGO, ILLINOIS 60601-1003
                                               312-609-7500
                                               FACSIMILE: 312-609-5005

                                               A PARTNERSHIP INCLUDING VEDDER,
                                               PRICE, KAUFMAN & KAMMHOLZ, P.C.
                                               WITH OFFICES IN CHICAGO AND
                                               NEW YORK CITY


                                               August 2, 1999


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re:  Wayne Hummer Investment Trust
          File Nos. 2-87157 and 811-3880
          ------------------------------

To The Commission:

     Pursuant to Rule 497(j) of Regulation C under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, on behalf of the Registrant, we hereby certify that (1) the form of Prospectus dated July 31, 1999 and Statement of Additional Information dated July 31, 1999 for the above-captioned Registrant that would have been filed under paragraph (b) or (c) of Rule 497 does not differ from that contained in the most recent registration statement or amendment and (2) the text of the most recent registration statement or amendment has been filed electronically.

                                    Very truly yours,



                                    /s/ Christine A. Scheel
                                    -----------------------
                                        Christine A. Scheel

CAS/cs

cc:  Thomas J. Rowland
     Robert J. Moran
     Byron F. Bowman